TAXATION - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Operating loss carryforwards	$ 1,802	$ 2,314
Foreign exchange valuations	0	178
Allowance for expected credit losses	324	376
Unrealized losses on investments	3,237	3,700
Other deferred tax assets	585	411
Total deferred tax assets	5,948	6,979
Deferred tax liabilities:
Foreign exchange valuations	(389)	0
Other deferred tax liabilities	(175)	(28)
Depreciation and amortization	(494)	0
Total deferred tax liabilities	(1,058)	(28)
Net deferred tax asset	$ 4,890	$ 6,951